UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 110.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		6,727	$6,751,798
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		944	947,910
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,254	1,017,074
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		58,433	58,515,576
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,843	37,896,061
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		2,993	2,994,577
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,319	12,164,766
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		6,150	6,171,144

			$126,458,906

Automotive — 2.8%
Allison Transmission, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,082	$1,089,676
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	31,909,967
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,679	2,692,353
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,226,163
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,696	5,719,514
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,264	7,372,452
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,052	4,064,019
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,956	12,001,071
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	35,332,012
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,624,995
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		15,325	15,372,891
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		9,586	9,297,954
Term Loan, Maturing February 16, 2024(5)		500	465,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,425	$9,454,453
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,278	9,348,065
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		43,875	43,751,623
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,759	7,915,013
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,412,866
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		14,991	15,056,327
Visteon Corporation
Term Loan, 3.86%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)		2,500	2,501,173

			$279,607,587

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,262	$5,294,164
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,891	8,930,327
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		8,944	8,228,082
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000

			$24,002,573

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,017	$12,076,651
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK), Maturing May 23, 2021		18,345	18,417,641
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		5,860	5,911,275
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,857,000
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		5,791	5,704,166

			$45,966,733

Building and Development — 2.8%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		28,934	$28,846,630
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,110	6,115,687
Capital Automotive L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,550	7,544,210
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		18,445	18,536,856
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,670	19,723,301

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)		57,929	$57,977,549
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		11,025	10,956,094
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,250	13,300,178
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	7,300	8,562,930
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		43,721	43,721,214
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		18,012	18,051,722
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		14,950	15,017,591
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		5,224	5,225,056
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,265	13,032,813
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,308	5,373,154
Term Loan - Second Lien, 11.08%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,997,750

			$281,982,735

Business Equipment and Services — 11.6%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,163	$11,985,354
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		6,325	6,372,438
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		40,547	40,662,484
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	15,305	17,782,006
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.25%), Maturing March 20, 2025		2,195	2,175,298
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,201,800
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	15,425	17,947,037
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		35,550	35,576,414
Term Loan, Maturing June 27, 2025(5)	EUR	3,550	4,166,240
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,296	5,328,131
Brickman Group Ltd., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		1,821	1,827,390
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		25,377	25,456,061
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		18,320	18,262,296
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		26,250	26,336,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		87,761	$87,733,397
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,115	17,178,479
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		8,366	8,444,382
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,111	9,746,719
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		19,190	19,216,303
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		15,020	15,039,987
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,491	13,423,732
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(6)		6,248	1,178,957
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		2,948	556,216
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,636	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		64,882	65,145,415
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.04%, (2 mo. GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	4,922,061
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		12,460	12,553,330
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		7,652	7,651,535
First Data Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		13,845	13,859,015
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		45,871	45,920,920
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing April 26, 2024		6,916	6,923,725
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,020	24,197,601
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,544	8,896,344
Gartner, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,875	1,877,344
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		7,917	7,937,198
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		791	795,566
Term Loan, Maturing August 27, 2025(5)		5,534	5,568,965
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		31,171	31,299,822
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,651	21,813,320
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	18,842	21,805,121
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,451	9,356,799
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		12,727	12,822,138

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,080	$12,130,556
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,289	2,297,997
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		78,519	78,854,365
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		7,785	7,814,653
Term Loan - Second Lien, 10.56%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,832,750
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,441	18,298,862
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,287	13,013,219
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		14,993	15,030,817
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		13,494	13,569,904
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,265	16,308,952
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		12,225	12,357,849
ServiceMaster Company
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,754	22,807,540
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		8,250	8,282,788
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		42,987	43,081,195
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		42,670	42,833,657
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,670	12,699,727
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,456	20,527,382
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,325	5,343,307
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		25,247	25,250,152
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		4,055	4,057,911
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		19,817	19,826,180
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,972	13,989,438
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,484	11,455,644
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,075	5,082,399
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,133	15,154,916
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	EUR	5,025	5,878,434
Term Loan, Maturing June 30, 2025(5)	GBP	8,725	11,466,310

			$1,158,190,370

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.8%
Altice US Finance I Corporation
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing July 28, 2025		4,477	$4,473,657
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,387	37,452,964
Cogeco Communications (USA) II L.P.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		7,000	7,003,647
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,637	48,459,538
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,267	13,257,079
MCC Iowa, LLC
Term Loan, 3.95%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,917	5,938,985
Mediacom Illinois, LLC
Term Loan, 3.70%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,699	4,710,720
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,060	10,279,315
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,812	16,055,639
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,970	3,893,081
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		23,975	23,791,929
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		26,525	26,408,953
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	6,000	6,948,352
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	44,974,902
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	20,328,519
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,010	26,915,033
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	69,842,229
Virgin Media Investment Holdings Limited
Term Loan, 3.82%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	17,075	22,205,685
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	25,431,458
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		58,208	57,917,312

			$476,288,997

Chemicals and Plastics — 4.9%
A. Schulman, Inc.
Term Loan, 5.33%, (USD LIBOR + 3.25%), Maturing June 1, 2022(4)		9,503	$9,538,535
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		21,965	22,006,415
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,395	11,415,978
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,519	5,539,947
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,237	32,270,734

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	$580,534
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,741,601
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,844	6,856,190
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,847	7,827,521
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,771	3,794,714
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,194,751
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,481	3,497,888
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,713	3,730,722
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,793	3,811,825
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,234	1,376,400
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,901	1,799,220
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,963	2,803,266
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		11,502	10,883,804
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,726	13,760,611
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		21,593	21,628,210
INEOS Styrolution Group GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,080	1,079,740
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,641	36,776,813
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		9,950	9,946,547
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 10, 2024	EUR	19,235	22,448,138
Invictus US, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,362	5,378,317
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	7,808,734
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,482	9,531,050
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,337	3,912,129
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,338,790
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	4,833	5,667,794
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	28,875,384
Minerals Technologies, Inc.
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,394,832
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		5,090	5,109,233

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PolyOne Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		7,156	$7,187,956
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		32,858	32,890,614
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		10,392	10,456,761
Proampac PG Borrower, LLC
Term Loan, 5.63%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		5,955	5,977,104
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		552	557,664
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,129	3,160,084
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		8,964	8,969,387
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,503	17,542,941
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,629	12,712,368
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,145	29,336,233
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,000	5,054,800
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		21,551	21,640,834
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,871	3,894,942
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,323	4,337,184

			$489,045,239

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 18, 2025		9,250	$9,203,750

			$9,203,750

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,995	$2,344,898
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,500	2,499,750
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	9,043,935
Spectrum Brands, Inc.
Term Loan, 4.35%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		12,960	12,990,175
Term Loan, 5.44%, (USD LIBOR + 3.50%), Maturing June 23, 2022(4)	CAD	5,427	4,181,898

			$31,060,656

Containers and Glass Products — 4.4%
Anchor Glass Container Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,260	$3,887,561
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		28,041	28,064,944

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Berry Global, Inc.
Term Loan, 4.08%, (USD LIBOR + 2.00%), Maturing October 1, 2022(4)		16,537	$16,589,939
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,406	7,420,137
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		42,602	42,543,920
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		9,806	9,844,929
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,200	7,272,060
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		6,725	6,754,422
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		45,482	45,453,812
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,925	17,969,812
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,149	14,025,428
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,600	7,629,686
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		77,572	77,911,598
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		16,446	16,456,394
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	12,034	14,106,048
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		33,350	33,502,987
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		26,529	26,488,041
Verallia Packaging S.A.S
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	36,138	41,887,895
Term Loan, Maturing August 29, 2025(5)	EUR	19,025	22,171,799

			$439,981,412

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$36,662,173
Prestige Brands, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		2,180	2,186,029

			$38,848,202

Drugs — 3.8%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		4,690	$4,694,838
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,363	13,446,319
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		38,641	38,624,954
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,331	25,468,530
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		83,842	84,035,568
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		52,507	52,646,395
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		21,488	21,531,465

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		90,410	$90,568,477
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		24,135	23,815,220
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,222	11,143,322
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		13,022	13,087,474
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		4,300	4,297,313

			$383,359,875

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		43,466	$43,581,882
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		8,295	8,413,860
Clean Harbors, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024		2,822	2,825,027
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		19,075	19,265,750
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)		3,127	3,123,163
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025		25,173	25,141,462
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		1,446	1,454,964
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		16,377	16,425,233

			$120,231,341

Electronics/Electrical — 12.7%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		39,564	$39,063,615
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021		5,295	5,189,027
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		38,151	38,349,807
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,103,125
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		25,135	25,191,579
Term Loan - Second Lien, 11.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,719,091
Avast Software B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 30, 2023	EUR	4,881	5,713,488
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		17,520	17,602,847
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		27,175	27,217,447
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		9,425	9,457,988
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,043	7,081,566
Celestica, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025		4,825	4,821,984

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		3,659	$3,680,491
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		9,414	9,431,525
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		14,813	14,902,809
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		25,239	25,341,283
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		18,368	18,551,307
Energizer Holdings, Inc.
Term Loan, Maturing June 30, 2025(5)		6,675	6,697,248
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,213	1,214,247
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		43,871	43,890,559
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,501	6,533,379
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,741	2,035,282
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,259	8,268,823
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		23,379	23,462,615
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		25,137	25,168,421
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		52,002	52,164,054
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		22,500	22,648,948
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,978	3,488,268
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		37,937	38,126,369
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,813	16,954,535
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		79,588	79,749,559
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	5,777	6,772,361
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		51,831	52,113,572
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,313	10,338,393
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		34,577	34,476,114
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,384	5,366,760
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,464	14,358,793
MaxLinear, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		12,913	12,928,867
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		30,400	30,529,200
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,065	8,135,237

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,691	$5,674,735
Ramundsen Holdings, LLC
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2024		13,825	13,902,766
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		18,901	18,908,513
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,176,359
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		15,941	16,064,303
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		36,357	36,243,052
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		2,679	2,585,507
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		59,069	57,149,509
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		47,839	48,032,884
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		6,875	6,902,500
Sparta Systems, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,971	3,812,394
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		21,981	22,086,776
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		57,340	57,617,344
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		12,771	12,818,891
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		11,510	11,106,677
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,500	2,513,291
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,922	16,015,013
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		13,470	13,489,609
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		58,562	58,833,273
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		29,975	30,196,066
VeriFone, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025		2,494	2,498,945
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,574	22,792,424
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		20,572	20,644,052
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,194	7,282,042
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,935	7,916,938
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,319	13,337,076

			$1,275,441,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 1.1%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		64,947	$64,582,006
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,205,408
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		18,125	18,211,855
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		7,007	7,057,071

			$114,056,340

Financial Intermediaries — 3.4%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		27,698	$27,870,750
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,363	12,396,255
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		30,902	29,395,670
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,943	2,956,330
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,818	2,839,072
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,401	1,630,434
Term Loan, Maturing February 6, 2025(5)	EUR	7,474	8,756,516
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(5)		22,909	22,908,990
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		18,556	18,604,455
Franklin Square Holdings, L.P.
Term Loan, Maturing July 25, 2025(5)		6,825	6,850,594
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		31,281	31,515,944
Geo Group, Inc. (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 22, 2024		2,320	2,314,994
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		10,433	10,523,784
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		14,389	14,442,896
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,415	46,531,491
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		10,524	10,539,097
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		993	996,222
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		18,415	18,455,134
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	1,193,207
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		25,537	25,633,018

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		3,992	$4,014,404
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,224	8,152,319
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,633	6,674,834
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		7,321	7,350,117
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		11,256	11,269,569
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		9,668	9,740,070

			$343,556,166

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		34,783	$32,783,338
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		3,398	3,395,793
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,829	10,822,080
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		22,350	22,363,969
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,876	12,257,219
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,021	19,033,054
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	33,375	38,822,787
Term Loan, 3.93%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	8,000	10,448,986
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		11,425	11,359,546
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	11,923,024
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		18,812	18,905,647
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,534,872
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		15,312	15,350,246
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		113,342	113,372,829
Mastronardi Produce Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 18, 2025		4,175	4,216,750
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	7,250	8,459,619
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		7,400	7,388,441
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		17,003	16,976,889
Pinnacle Foods Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		8,354	8,367,400
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		24,305	24,341,637

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Refresco Group B.V.
Term Loan, Maturing March 28, 2025(5)	EUR	1,500	$1,740,687
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,945,687

			$404,810,500

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		94,434	$94,502,845
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,601	9,633,945
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)		7,550	7,512,250
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		24,714	24,918,206
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		16,086	16,107,527
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		16,735	16,887,058
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,971	1,983,570
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		12,270	12,283,111
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,831	26,881,196
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,389,151

			$218,098,859

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,158	$16,105,991
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,574	11,541,200
Term Loan, Maturing May 2, 2023(5)		13,550	13,550,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		43,967	43,740,828
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,002	5,048,641
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	6,775	8,559,054
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	10,515,826
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		1,916	1,923,570
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,194	3,205,951

			$114,191,061

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		10,397	$10,435,966

			$10,435,966

Health Care — 10.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,978	$1,989,047
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,308	1,314,456

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		24,450	$24,501,956
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		17,268	17,030,963
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		12,564	12,637,738
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,200,875
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		9,211	9,254,250
ATI Holdings Acquisition, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,980	1,994,646
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,494	2,928,824
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,667	15,774,494
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,373	20,553,004
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		5,649	5,663,498
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		13,125	12,534,818
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,800	11,682,000
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,196	15,174,287
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		39,400	39,537,264
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		24,690	24,321,361
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	14,023,622
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,582	4,604,892
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,678	9,713,827
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,249	5,298,923
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,175	10,628,203
DaVita, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		7,835	7,891,533
DJO Finance, LLC
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,400	19,397,982
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,162	6,161,453
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,377,017
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		40,158	40,201,435
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		9,091	9,113,994
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		17,564	17,668,565

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	25,143	$25,315,216
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	13,619	13,618,750
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	16,264	16,353,437
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	39,798	39,965,961
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	20,712	20,686,071
HCA, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,090	4,118,333
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	23,930	23,899,838
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	13,675	13,410,047
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	6,216	6,233,466
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,173	10,179,483
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,894	28,016,529
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	34,725	34,850,562
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,156,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	4,429	4,074,728
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,150	9,161,006
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	12,400	12,539,500
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	82,673	82,770,645
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	16,247	16,322,719
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,557	8,589,089
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,399	1,331,481
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,562	17,900,929
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	61,120	61,172,636
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	39,092	39,048,212
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	20,419	20,444,777
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	14,838	14,912,002
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	6,625	6,633,281
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,147	18,283,467

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		15,652	$15,726,879
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		13,770	13,791,911
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025		15,838	15,946,919
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		22,438	22,470,696
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		5,767	5,771,915
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		39,082	38,055,847
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		20,828	20,923,045
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		20,390	20,411,943
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		10,846	10,804,829

			$1,094,067,576

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,646	$20,542,949
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,299	40,735,054

			$61,278,003

Industrial Equipment — 5.3%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		26,465	$26,564,244
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		2,153	2,139,916
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		9,523	9,463,242
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,357	27,382,836
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,931	5,798,896
Columbus McKinnon Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		8,213	8,233,172
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	8,732	10,246,823
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,977	10,052,228
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,690	3,131,425
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,725	7,828,562
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		2,997	3,010,300
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,380	9,441,229
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,285	5,318,094
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14,229	14,237,393
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		31,131	31,316,220

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,214	$4,925,688
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		61,339	61,650,941
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,176	3,704,932
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,728	13,781,952
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,974	9,285,967
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		44,866	45,028,518
Harsco Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		6,378	6,419,520
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,799	7,839,828
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,875	28,838,458
Minimax GmbH & Co. KG
Term Loan, Maturing June 14, 2025(5)	EUR	3,525	4,145,145
Term Loan, Maturing June 14, 2025(5)		8,125	8,170,703
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		12,923	13,003,727
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		5,586	5,558,768
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		10,000	10,025,000
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	27,126,322
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		23,142	23,084,145
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		14,408	14,371,509
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		9,357	9,399,702
Terex Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		10,017	10,031,989
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,916	3,930,309
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		34,788	34,304,645
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	15,346,585

			$534,138,933

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		28,023	$28,049,684
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		44,174	44,170,902
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		36,768	36,808,941
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		37,096	37,106,110
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,600	28,060,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	$6,181,159
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		59,975	60,002,528
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		30,732	30,709,306
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		11,345	11,340,134
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		39,811	39,770,523

			$322,199,296

Leisure Goods/Activities/Movies — 3.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,829	$9,853,176
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,915	3,924,815
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,278	43,372,666
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		34,045	33,984,760
Bright Horizons Family Solutions, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		8,570	8,580,302
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		12,997	12,902,228
Cedar Fair, L.P.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,445,813
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		22,566	22,565,820
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	11,172	12,971,445
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		26,658	26,610,043
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		37,396	37,260,477
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,207	14,281,999
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	8,300	9,626,746
Kasima, LLC
Term Loan, 4.68%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		149	150,014
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		635	641,891
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,922	4,974,657
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		18,567	18,594,298
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,299	11,320,801
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,259	2,260,276
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,666	19,624,172
SRAM, LLC
Term Loan, 4.95%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		14,971	15,040,691

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,277	$9,334,730
Travel Leaders Group, LLC
Term Loan, 7.00%, (6 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		18,247	18,383,710
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,120	10,170,349

			$355,587,339

Lodging and Casinos — 4.9%
Affinity Gaming, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,367	$12,282,030
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		13,722	13,725,814
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	5,750	6,748,976
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,490	12,570,095
Churchill Downs Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,483	3,491,206
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		56,844	56,976,005
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,943	11,961,534
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		34,988	35,001,752
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,846	6,852,171
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		49,926	50,148,330
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	13,875	16,159,539
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,345,135
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		16,060	16,106,596
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,238,062
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		34,926	35,072,124
Hospitality Investors Trust
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		4,750	4,719,600
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,519	16,516,304
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		26,477	26,501,681
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		38,169	37,918,521
RHP Hotel Properties, L.P.
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,369	10,379,119
Richmond UK Bidco Limited
Term Loan, 4.93%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,667,362
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	13,407,882
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		50,250	50,795,212

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tropicana Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		1,666	$1,674,221
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,623	22,674,579
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,275	14,324,706

			$494,258,556

Nonferrous Metals/Minerals — 0.7%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,769	$17,813,443
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,930	10,902,987
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,174	17,091,265
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,904	223,894
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,728	6,828,412
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		7,950	8,109,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	9,875	11,507,631
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		1,728	1,091,888

			$73,568,520

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		15,192	$15,306,080
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,000	4,017,468
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,004	6,774,427
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,625	15,717,673
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025		4,065	4,077,515
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,012	27,147,523
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		1,773	1,721,997
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		12,878	13,070,853
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		13,441	13,542,122
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		5,517	5,431,043
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		8,010	8,032,484
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		12,637	12,691,785

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	357	$321,492
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	956	862,037
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,876	6,196,920
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	885	789,113
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,449	1,291,922
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,934	9,749,749
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	12,247,079

		$158,989,282

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	16,533	$16,553,253
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,162	40,375,403
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	15,925	15,367,236
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	5,761	5,767,763
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,622	7,637,600
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	4,528	4,573,367
Multi Color Corporation
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,472	3,472,310
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,507	3,513,951
Nielsen Finance, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,431	25,355,246
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	18,333	18,482,455
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	7,478	3,590,949

		$144,689,533

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,572	$5,181,560
AP NMT Acquisition B.V.
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,122	5,149,157
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	16,420	16,368,752
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	28,931	28,641,803
E.W. Scripps Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,846	3,852,349
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	11,339	11,225,919
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,206,782

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,960	$10,992,377
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	14,994	11,664,226
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,982,932
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,895	2,902,542
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	21,718	21,772,692
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	11,215	11,239,789
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,361	17,371,475
Term Loan, Maturing December 12, 2024(5)	31,175	31,186,535
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,231	73,156,383

		$254,895,273

Retailers (Except Food and Drug) — 2.6%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,393	$14,881,126
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,478	9,551,832
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	31,971	32,088,861
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	17,773	17,802,683
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,429	1,425,854
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,143	15,943,161
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	16,449	16,222,852
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,074	10,149,429
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	7,629	7,588,047
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,355	5,342,491
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,913	17,292,167
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,613	14,357,579
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,773	17,493,729
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	10,770	10,792,904
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,501	32,092,432
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,437	6,662,276

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,103	$5,340,348
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,084	4,088,855
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	5,925	5,959,069
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,219	6,175,026
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	10,296	10,289,565

		$261,540,286

Steel — 1.4%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	6,000	$6,075,000
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	46,455	46,614,552
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	34,575	34,618,219
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,409	8,367,328
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,177	9,257,299
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,482	38,558,486

		$143,490,884

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	13,722	$13,790,157
Avis Budget Car Rental, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	9,663	9,693,602
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,391	7,385,804
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,157	1,145,353
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,980	3,939,839
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	12,433	12,465,596
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,209	19,817,387
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	6,525	6,547,694

		$74,785,432

Telecommunications — 5.3%
Arris Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024	568	$570,288
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	50,322	49,635,429
Ciena Corporation
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	6,619	6,656,467

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		23,959	$24,064,028
Consolidated Communications, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,128	1,116,981
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,637	11,142,501
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	32,425	37,644,957
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,835	18,611,087
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	22,162	25,963,351
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,588	19,021,804
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		17,500	18,364,062
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	8,751,401
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		38,300	38,411,721
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,577	5,597,700
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,220	15,706,059
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,300	16,297,963
SBA Senior Finance II, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,637	14,622,197
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		63,893	63,980,408
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		10,574	10,605,443
TDC A/S
Term Loan, Maturing May 31, 2025(5)		22,625	22,799,393
Term Loan, Maturing May 31, 2025(5)	EUR	53,200	62,159,400
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		46,520	46,539,283
Zayo Group, LLC
Term Loan, Maturing January 19, 2024(5)		7,200	7,245,000

			$525,506,923

Utilities — 2.0%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(5)		28,575	$28,804,200
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,724	7,740,134
Calpine Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		3,876	3,884,418
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		36,768	36,832,873
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		4,014	4,008,858

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,642	$4,690,382
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		25,284	25,547,785
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		4,371	4,373,919
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,427	1,434,858
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,285	22,410,685
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,355	8,939,597
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,966	8,041,115
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		8,234	8,303,465
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		11,050	11,063,567
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		26,100	26,085,488

			$202,161,344

Total Senior Floating-Rate Loans (identified cost $11,174,379,468)			$11,085,975,970

Corporate Bonds & Notes — 2.7%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,104,573

			$7,104,573

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		14,900	$15,198,000

			$15,198,000

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,783,937
5.25%, 1/15/26(8)		9,000	8,493,750

			$10,277,687

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		22,200	$20,979,000
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,161,250

			$24,140,250

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,805,794
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,192,087

			$27,997,881

Security	Principal Amount* (000’s omitted)		Value
Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		9,841	$10,298,114
7.00%, 3/15/24(8)		12,794	13,612,816
5.50%, 11/1/25(8)		20,375	20,470,559

			$44,381,489

Entertainment — 0.1%
Vue International Bidco PLC
4.929%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,374,488
7.875%, 7/15/20(8)	GBP	3,500	4,614,022

			$7,988,510

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$752,602

			$752,602

Food Products — 0.1%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(8)(9)		6,000	$6,090,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,107	2,761,588

			$8,851,588

Health Care — 0.8%
Avantor, Inc.
6.00%, 10/1/24(8)		13,000	$13,024,375
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,078,451
6.25%, 3/31/23		13,375	12,505,625
HCA, Inc.
4.75%, 5/1/23		4,650	4,722,075
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,960,688
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,031,250
4.375%, 10/1/21		6,225	6,232,781

			$78,555,245

Leisure Goods/Activities/Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,284,000

			$4,284,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,783,750

			$6,783,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,341,565

Security	Principal Amount* (000’s omitted)		Value
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	$1,016,584
5.125%, 2/15/25(8)		3,000	2,790,000

			$5,148,149

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$6,106,000

			$6,106,000

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	9,175	$10,084,522

			$10,084,522

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,042,500
5.875%, 1/15/24(8)		5,000	5,037,500
5.25%, 6/1/26(8)		7,675	7,281,656

			$14,361,656

Total Corporate Bonds & Notes (identified cost $275,943,260)			$272,015,902

Asset-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,500,000
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,000,000
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.479%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)		3,000	3,080,368
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,542,918
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)		1,500	1,507,497
Apidos CLO XX
Series 2015-20A, Class DR, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,362,287
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)		1,000	994,883
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,000,000
Series 2018-49A, Class D, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)(11)		2,500	2,500,000
Series 2018-49A, Class E, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)(11)		3,500	3,500,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.236%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		2,000	1,963,196
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,981,965
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,472,412
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)(11)		1,250	1,250,000
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)(11)		3,500	3,500,000
Series 2018-1A, Class C, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)		3,500	3,474,177

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	$5,000	$4,962,610
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,337,943
Series 2018-14A, Class D, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,488,908
Series 2018-5BA, Class C, 5.047%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,981,325
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,446,898
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,509,287
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,572,386
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	2,175	2,176,455
Bluemountain CLO, Ltd.
Series 2015-3A, Class CR, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,962,530
Series 2015-3A, Class DR, 7.748%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,984,049
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,500,000
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	2,000,000
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.233%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,854,535
Series 2016-1A, Class DR, 5.139%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,989,233
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,952,784
Series 2018-1A, Class D, 4.945%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	3,006,605
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,716,860
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,231
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,137,754
Series 2014-4RA, Class C, 4.887%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	2,004,483
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,515,026
Series C17A, Class CR, 5.153%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,980,825
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,529,146
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.448%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,006,014
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,963,295
Series 2015-41A, Class ER, 7.639%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,441
Series 2016-42A, Class DR, 5.269%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,232
Series 2016-42I, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,515,317
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,494,350
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,995,878
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.984%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,537,102
Series 2015-19A, Class D1R, 8.872%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	2,019,324
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,000,000
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,970,000
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 10.105%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,021,556
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.655%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,907,192
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,034,156

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.436%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)	$2,450	$2,460,856
Series 2015-1A, Class DR, 8.531%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,867,163
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,977,389
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,947,986
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	2,000,000
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,505,597
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,923,885
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,483,782
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,616,915
Vibrant CLO, Ltd.
Series 2018-9A, Class C, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)(11)	2,500	2,500,000
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)(11)	3,500	3,500,000
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.333%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,270,430
Series 2015-3A, Class D2, 7.798%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	5,200	5,212,734
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,926,140
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,000,000
Series 2015-1A, Class DR, 7.848%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,500,000

Total Asset-Backed Securities (identified cost $206,353,489)		$207,151,310

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(12)(13)	168	$1,996,589

		$1,996,589

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	48,926	$1,761,336

		$1,761,336

Business Equipment and Services — 0.4%
Education Management Corp.(3)(12)(13)	41,829,101	$0
RCS Capital Corp.(12)(13)	435,169	40,905,886

		$40,905,886

Electronics/Electrical — 0.1%
Answers Corp.(3)(12)(13)	642,963	$4,693,630

		$4,693,630

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	319,499	$25,560

		$25,560

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	190,419	$0

		$0

Security	Shares	Value
Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(12)(13)	281,241	$19,124,388
Fieldwood Energy, Inc.(12)(13)	109,481	5,911,974
Paragon Offshore Finance Company, Class A(12)(13)	16,581	17,618
Paragon Offshore Finance Company, Class B(12)(13)	8,290	253,881
Samson Resources II, LLC, Class A(12)(13)	387,972	9,214,335
Southcross Holdings Group, LLC(3)(12)(13)	573	0
Southcross Holdings L.P., Class A(12)(13)	573	137,520

		$34,659,716

Publishing — 0.2%
Cumulus Media, Inc., Class A(12)(13)	371,654	$6,225,204
ION Media Networks, Inc.(3)(12)(13)	13,247	9,580,628

		$15,805,832

Total Common Stocks (identified cost $35,461,016)		$99,848,549

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(12)(13)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Closed-End Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,050,000	$49,612,500

Total Closed-End Funds (identified cost $49,738,500)		$49,612,500

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(14)	199,431,510	$199,431,510

Total Short-Term Investments (identified cost $199,431,510)		$199,431,510

Total Investments — 118.9% (identified cost $11,944,592,163)		$11,914,035,741

Less Unfunded Loan Commitments — (0.1)%		$(8,538,370)

Net Investments — 118.8% (identified cost $11,936,053,793)		$11,905,497,371

Other Assets, Less Liabilities — (18.8)%		$(1,886,299,481)

Net Assets — 100.0%		$10,019,197,890

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $385,186,671 or 3.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after July 31, 2018.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,422,340.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,917,873	CAD	26,818,910	HSBC Bank USA, N.A.	8/31/18	$291,075	$—
USD	2,904,848	EUR	2,498,759	HSBC Bank USA, N.A.	8/31/18	—	(23,180)
USD	5,872,328	EUR	4,991,069	HSBC Bank USA, N.A.	8/31/18	23,831	—
USD	143,432,240	EUR	123,534,480	State Street Bank and Trust Company	8/31/18	—	(1,324,534)
USD	13,524,494	EUR	11,621,021	State Street Bank and Trust Company	8/31/18	—	(92,931)
USD	16,222,046	EUR	13,896,715	State Street Bank and Trust Company	8/31/18	—	(62,019)
USD	1,712,223	EUR	1,471,191	State Street Bank and Trust Company	8/31/18	—	(11,707)
USD	2,948,399	EUR	2,500,000	State Street Bank and Trust Company	8/31/18	18,917	—
USD	4,116,239	EUR	3,496,250	State Street Bank and Trust Company	8/31/18	19,360	—
USD	2,955,864	EUR	2,493,470	State Street Bank and Trust Company	8/31/18	34,034	—
USD	2,976,582	EUR	2,510,003	State Street Bank and Trust Company	8/31/18	35,379	—
USD	37,831,983	EUR	32,237,351	State Street Bank and Trust Company	8/31/18	56,497	—
USD	5,679,353	EUR	4,792,997	State Street Bank and Trust Company	8/31/18	62,955	—
USD	2,022,252	GBP	1,505,765	State Street Bank and Trust Company	8/31/18	43,545	—
USD	3,369,093	GBP	2,502,031	State Street Bank and Trust Company	8/31/18	81,207	—
USD	5,284,257	EUR	4,486,020	Citibank, N.A.	9/28/18	16,410	—
USD	5,876,443	EUR	4,998,140	Deutsche Bank AG	9/28/18	7,224	—
USD	8,198,846	EUR	6,946,391	Deutsche Bank AG	9/28/18	41,833	—
USD	165,548,423	EUR	142,141,914	Goldman Sachs International	9/28/18	—	(1,366,084)
USD	3,517,446	EUR	2,989,870	JPMorgan Chase Bank, N.A.	9/28/18	6,500	—
USD	13,333,882	EUR	11,392,750	State Street Bank and Trust Company	9/28/18	—	(44,404)
USD	2,919,560	EUR	2,489,165	State Street Bank and Trust Company	9/28/18	—	(3,419)
USD	202,640,088	EUR	172,865,700	Goldman Sachs International	10/31/18	—	(877,293)
USD	38,009,965	EUR	32,237,351	State Street Bank and Trust Company	10/31/18	56,448	—
USD	72,799,155	GBP	55,305,605	State Street Bank and Trust Company	10/31/18	—	(74,759)

						$795,215	$(3,880,330)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $795,215 and $3,880,330, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$11,052,486,455	$24,951,145	$11,077,437,600
Corporate Bonds & Notes	—	272,015,902	—	272,015,902
Asset-Backed Securities	—	207,151,310	—	207,151,310
Common Stocks	—	64,453,314	35,395,235	99,848,549
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	49,612,500	—	—	49,612,500
Short-Term Investments	—	199,431,510	—	199,431,510
Total Investments	$49,612,500	$11,795,538,491	$60,346,380	$11,905,497,371
Forward Foreign Currency Exchange Contracts	$—	$795,215	$—	$795,215
Total	$49,612,500	$11,796,333,706	$60,346,380	$11,906,292,586

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,880,330)	$—	$(3,880,330)
Total	$—	$(3,880,330)	$—	$(3,880,330)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018